Other long-term liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Other Long-term Liabilities
Schedule of other long-term liabilities

	June 30, 2025	June 30, 2024

CVR liabilities (note 19)	$3,019	$-
Other liabilities due to non-controlling interest holders (note 23)	693	-
Due to related party (note 24)	861	-
Payable to SFF previous directors	577	-
Project purchase future milestone payments	-	366
	$5,150	$366